Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Jun. 30, 2024 $ / shares shares
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	38,920,797	38,113,879	38,920,797
Ordinary shares, outstanding	38,920,797	38,113,879	38,920,797
Ordinary shares, authorized	Unlimited	Unlimited
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued	2,925,058	2,925,058	2,925,058
Ordinary shares, outstanding	2,925,058	2,925,058	2,925,058
Ordinary shares, authorized	Unlimited	Unlimited